                      SUPPLEMENT DATED OCTOBER 1, 1996 TO
                       PROSPECTUS DATED APRIL 1, 1996 FOR

                              PACIFIC SELECT EXEC
                             PACIFIC SELECT CHOICE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
            POLICIES ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY


     Capitalized terms used in this supplement are defined in the prospectuses referred to above or the M Fund's prospectus.

INTRODUCTION

     Effective October 1, 1996, a Policy Owner may choose to allocate net premium payments to four additional options available under the Policy (the "Investment Options") that are funded through the Variable Accounts of the Separate Account: The Edinburgh Overseas Equity Variable Account ("Variable Account I"), the Turner Core Growth Variable Account ("Variable Account II"), the Frontier Capital Appreciation Variable Account ("Variable Account III"), and the Enhanced U.S. Equity Variable Account ("Variable Account IV"). A Policy Owner also may transfer Accumulated Value to the Variable Accounts funding these additional Variable Investment Options. The Variable Accounts funding the additional Variable Investment Options invest in the following corresponding portfolios ("Portfolios") of M Fund, Inc. ("M Fund"):


        Variable Account I:   Edinburgh Overseas Equity Fund
        Variable Account II:  Turner Core Growth Fund
        Variable Account III: Frontier Capital Appreciation Fund
        Variable Account IV:  Enhanced U.S. Equity Fund

     In addition to these Investment Options, a Policy Owner may allocate all or a portion of net premium payments and transfer Accumulated Value to the Variable Accounts or the Fixed Account of Pacific Mutual Life Insurance Company ("Pacific Mutual", "we", "us", or "our") described in the accompanying prospectus for the Policy.

     Except as described below in relation to the four additional Variable Investment Options, all features of the Policy and all operational procedures regarding the Policy remain in effect as described in the Policy's prospectus.

INFORMATION ABOUT M FUND

M Fund, Inc.

     M Fund is a diversified, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                                       ----
All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

     The chart below summarizes some basic information about each Portfolio of M Fund offered to the Separate Account. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of M Fund, including information on the risks associated with the investments and investment techniques of each Portfolio of M Fund.

     M FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS SUPPLEMENT AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                              Primary Investments          Investment
                                                 (under normal         Adviser/Portfolio
Portfolio              Objective                 circumstances)             Manager
---------              ---------              -------------------      -----------------

Edinburgh Overseas     Long-term capital      Common stock and         M Financial Invest-
Equity Fund            appreciation with      common stock equi-       ment Advisers, Inc.
                       reasonable invest-     valents of foreign       ("MFIA")/Edinburgh
                       ment risk through      issuers, including       Fund Managers plc.
                       active management      smaller issuers and
                       and investment in      issuers located in
                       common stock and       small, emerging
                       common stock equi-     markets
                       valents of foreign
                       issuers

Turner Core Growth     Long-term capital      Common stocks that       MFIA/Turner
Fund                   appreciation through   show strong earnings     Investment Partners,
                       a diversified port-    potential with           Inc.
                       folio of common        reasonable market
                       stocks that show       prices
                       strong earnings
                       potential with
                       reasonable market
                       prices

Frontier Capital       Maximum capital        Common stock of com-     MFIA/Frontier
Appreciation Fund      appreciation through   panies of all sizes,     Capital Management
                       investment in common   with emphasis on         Company, Inc.
                       stock of companies     stocks of small-to-
                       of all sizes, with     medium-capitalization
                       emphasis on stocks     companies (i.e.,
                                                         ----
                       of small-to-medium-    companies with market
                       capitalization         capitalization of less
                       companies              than $3 billion)

Enhanced U.S. Equity   Above-market total     Common stocks of         MFIA/Franklin
Fund                   return through in-     companies perceived      Portfolio Associates
                       vestment in common     to provide a return      Trust
                       stock of companies     higher than that of
                       perceived to provide   the S&P 500 at
                       a return higher than   approximately the
                       that of the            same level of
                       Standard & Poor's      investment risk
                       500 Composite Stock
                       Price Index ("S&P
                       500") at approxi-
                       mately the same
                       level of investment
                       risk as the S&P 500


THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS

     M Financial Investment Advisers, Inc. ("MFIA") serves as Investment Adviser to each Portfolio of M Fund. MFIA has engaged other firms, as shown in the chart above, to serve as Portfolio Managers under the supervision of MFIA and M Fund's Board of Directors.

     Pacific Mutual assumes no responsibility for the operation of M Fund or any Portfolio thereof, or the compliance of M Fund or the Portfolio with any applicable law.

THE POLICY

     All features of the Policy described in its prospectus remain intact.

     The following discussion supplements the one included in the Policy's prospectus under "CHARGES AND DEDUCTIONS - Other Charges."

     OTHER CHARGES

          M Fund and each of its Portfolios incur certain charges, including the investment advisory fee, and certain operating expenses. M Fund's expenses are not fixed or specified under the terms of the Policy, and these expenses may vary from year to year. The advisory fees and other expenses are more fully described in the prospectus of M Fund.

     We will exercise voting rights attributable to shares of M Fund consistent with the discussion in the prospectus on "Voting of Fund Shares." The rights we have as described in the prospectus under "Disregard of Voting Instructions" and "Substitution of Investments" also apply to M Fund and its Portfolios.

REPORT TO OWNERS

     We will send to each Policy Owner any annual and semiannual reports containing financial statements for M Fund that we receive from that fund.

ILLUSTRATIONS

     For the M Fund Portfolios, the investment advisory fees are equivalent to the following annual rates of the average daily net assets of the Portfolios:
1.05% for the Edinburgh Overseas Equity Fund (subject to breakpoints), 0.45% for the Turner Core Growth Fund, 0.90% for the Frontier Capital Appreciation Fund, and 0.55% for the Enhanced U.S. Equity Fund (subject to breakpoints). M Fund estimates that other expenses of the Portfolios are 0.25% of the average daily net assets for each of the Portfolios, which amounts to total expenses equal to the following annual rates of the average daily net assets of the Portfolios:
1.30% for the Edinburgh Overseas Equity Fund, 0.70% for the Turner Core Growth Fund, 1.15% for the Frontier Capital Appreciation Fund, and 0.80% for the Enhanced U.S. Equity Fund. If adjusted to include the effect of foreign taxes on dividends, M Fund estimates that the expenses for the Edinburgh Overseas Equity Fund would be 1.50%. These estimated expenses reflect the policy of MFIA, which has voluntarily undertaken to pay operating expenses of M Fund (not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio, from January 5, 1996 (commencement of operations) through December 31, 1996, exceed 0.25% of that Portfolio's estimated average daily net assets on an annualized basis. In the absence of this policy, total expenses would be higher, and there can be no assurance that MFIA will continue the policy after that date. Upon request, Pacific Mutual will furnish individualized illustrations reflecting allocation of net premiums to one or more of the Variable Accounts that each invest in a corresponding Portfolio of M Fund, which will reflect the estimated expenses described above.